CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 15,916,141	$ 1,500,582
Accounts receivable, net of allowance for doubtful accounts of $162,635 and $100,000 as of December 31, 2022 and 2021 respectively	2,843,148	2,098,982
Inventory	639,945	378,769
Prepaid expenses and other current assets	1,846,870	148,207
Total current assets	21,246,104	4,126,540
Property and equipment, net	2,404,402	3,356,595
Right-of-use assets, net	9,283,222
Other assets	262,913	154,797
Total assets	33,196,641	7,637,932
Current liabilities:
Accounts payable	2,101,572	955,648
Accrued expenses	3,706,094	3,078,578
Revolving line of credit		587,816
Subordinated loan and security agreement		968,493
Equipment financing obligation	58,973	55,333
Finance lease liabilities	1,008,587	926,104
Operating lease liabilities	215,043
Total current liabilities	7,090,269	6,571,972
Subordinated loan and security agreement, net of current portion		6,589,563
Equipment financing obligation, net of current portion	185,645	244,617
Finance lease liabilities, net of current portion	2,081,410	866,853
Operating lease liabilities, net of current portion	5,525,562
Subordinated notes		7,331,254
Senior Convertible notes	13,651,000
Subordinated Convertible note	10,355,681
Earnout Liability	12,810,000
Warrant liability	1,991,503	562,244
Deferred rent		57,741
Total noncurrent liabilities	46,600,801	15,652,272
Total liabilities	53,691,070	22,224,244
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively	1,604	2,456
Additional paid-in capital	190,298,562	150,425,960
Accumulated deficit	(210,794,595)	(203,649,275)
Total stockholders' deficit	(20,494,429)	(53,220,859)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 33,196,641	7,637,932
Series B redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		12,389,547
Series A redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		$ 26,245,000